UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06603

Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2011

Item 1. Schedule of Investments.

Performance Funds Trust
THE MONEY MARKET FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—40.8%
Federal Home Loan Bank—25.0%
$50,000,000	0.12%†, 3/2/11	$49,999,819
40,000,000	0.15%†, 3/10/11	39,998,500
20,000,000	0.11%†, 3/11/11	19,999,389
15,000,000	0.26%*, 5/27/11, Series 3	15,000,000
10,000,000	0.27%*, 7/7/11, Series 1	10,000,000
		134,997,708
Federal Home Loan Mortgage Corporation—12.4%
25,000,000	0.15%†, 3/1/11, Series RB	25,000,000
42,000,000	0.11%†, 4/20/11(a)	41,993,583
		66,993,583
Federal National Mortgage Association—3.4%
18,500,000	0.16%†, 6/20/11	18,491,159

Total U.S. Government Agency Securities		220,482,450

Commercial Paper—32.7%
Consumer Staples— 13.4%
25,000,000	Coca-Cola Company, 0.25%†, 4/5/11	24,993,924
22,500,000	PepsiCo, Inc., 0.16%†, 4/6/11	22,496,400
25,000,000	Procter & Gamble Company†, 0.22%, 3/7/11	24,999,083
		72,489,407
Energy— 4.1%
22,000,000	Chevron Corporation, 0.15%†, 3/4/11	21,999,725

Financials— 7.8%
20,000,000	Bank of America Corporation, 0.20%†, 3/24/11	19,997,444
22,000,000	Toyota Motor Credit Corporation, 0.17%†, 3/25/11	21,997,507
		41,994,951
Health Care— 3.7%
20,000,000	Abbott Laboratories, 0.16%†, 3/30/11	19,997,422

Industrials— 3.7%
20,000,000	General Electric Company, 0.20%†, 4/1/11	19,996,556

	Total Commercial Paper	176,478,061

U.S. Treasury Obligations—23.2%
U.S. Treasury Bills—23.2%
35,000,000	0.11%†, 3/3/11(a)	34,999,781
40,000,000	0.13%†, 3/10/11(a)	39,998,700
50,000,000	0.08%†, 3/24/11(a)	49,997,445

	Total U.S. Treasury Obligations	124,995,926

Repurchase Agreements—3.3%
17,925,899	Merrill Lynch International, 0.16%, 3/1/11, with a maturity value of $17,925,979 (fully collateralized by Federal Home Loan Mortgage Corporation, 1.30% due 7/26/13, with a value of $18,291,735)	17,925,899

	Total Repurchase Agreements	17,925,899

Securities Purchased With Cash Collateral Received From Securities on Loan—31.6%
Certificates of Deposits— 9.3%
25,000,000	Banco Santander, 0.40%, 3/28/11	25,000,000
25,000,000	Unicredito Italiano NY, 0.40%, 3/25/11	25,000,000
		50,000,000
Commercial Paper— 4.6%
24,989,778	Dexia Delaware LLC, 0.46%, 3/28/11	24,989,778

Repurchase Agreement— 8.4%
45,000,000	Cantor Fitzgerald & Co., 0.50%, 3/24/11 (fully collateralized by various Corporate and U.S. Government Agency debt, 0.00%-9.95% due 10/30/12-12/10/49, with a value of $45,591,260)	45,000,000

Time Deposits— 9.3%
11,000,000	Banco Bilbao Vizcaya Argentaria, 0.13%, 3/1/11	11,000,000
14,350,222	Credit Agricole Corporate & Investment Bank, 0.16%, 3/1/11	14,350,222
25,000,000	Raiffeisen Bank International, 0.27%, 3/1/11	25,000,000
		50,350,222
	Total Securities Purchased With Cash Collateral Received From Securities on Loan	170,340,000

	Total Investments(Amortized Cost $710,222,336) (b) — 131.6%	710,222,336
	Liabilities in excess of other assets — (31.6)%	(170,452,842)

	NET ASSETS — 100.0%	$539,769,494

(a)	All or a portion of this security was on loan as of February 28, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at February 28, 2011.
*	Variable or Floating Rate Security. Rate disclosed is as of February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Obligations—99.5%
U.S. Treasury Bills—99.5%
$27,000,000	0.12%†, 3/3/11	$26,999,825
47,000,000	0.14%†, 3/10/11	46,998,401
7,000,000	0.17%†, 3/31/11	6,998,979
36,000,000	0.12%†, 5/12/11	35,991,720
10,000,000	0.12%†, 7/14/11	9,995,350

	Total U.S. Treasury Obligations	126,984,275

Investment Companies—0.5%
628,964	Federated U.S. Treasury Cash Reserve Fund, 0.01%(a)	628,964
28,514	Goldman Sachs Financial Square Treasury Instrument Fund, 0.01%(a)	28,514

	Total Investment Companies	657,478

	Total Investments(Amortized Cost $127,641,753) (b) — 100.0%	127,641,753
	Liabilities in excess of other assets — 0.0%	(29,817)

	NET ASSETS — 100.0%	$127,611,936

(a)	Rate reflects the 7 day effective yield at February 28, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—83.4%
Federal Farm Credit Bank—3.4%
$3,000,000	2.75%, 5/6/14	$3,013,164
Federal Home Loan Bank—19.5%
4,000,000	5.00%, 9/14/12	4,262,064
5,000,000	1.63%, 9/26/12	5,078,775
3,000,000	1.13%, 7/29/13	3,001,989
5,000,000	1.50%, 12/15/14	4,936,050
		17,278,878
Federal Home Loan Mortgage Corporation—18.7%
5,000,000	1.20%, 1/14/13	5,015,305
5,000,000	1.50%, 7/12/13	5,013,160
4,000,000	1.20%, 9/24/13	3,978,656
2,500,000	2.75%, 4/29/14	2,509,028
		16,516,149
Federal National Mortgage Association—41.8%
2,500,000	3.63%, 8/15/11	2,538,898
5,000,000	1.30%, 7/16/13	5,016,395
5,000,000	1.13%, 9/17/13	5,001,575
5,000,000	1.05%, 11/26/13	4,973,615
3,000,000	0.80%, 11/29/13	2,966,019
3,500,000	1.45%, 1/24/14	3,512,190
3,000,000	1.38%, 1/27/14	2,987,811
5,000,000	3.00%, 7/28/14	5,045,245
5,000,000	1.25%, 10/28/14, Series 1	4,868,505
		36,910,253
Government National Mortgage Association—0.0%
24,756	3.47%, 4/20/34, Series 2004-22 BK	24,755
	Total U.S. Government Agency Securities	73,743,199

Corporate Bonds—6.6%
Financials—5.3%
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,615,387
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,600,800
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,504,681
		4,720,868

Industrials—1.3%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,170,332
	Total Corporate Bonds	5,891,200

U.S. Treasury Obligations—9.6%
U.S. Treasury Bills—9.6%
8,500,000	0.15%†, 3/10/11	8,499,658

	Total U.S. Treasury Obligations	8,499,658

Investment Companies—0.5%
409,658	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	409,658

	Total Investment Companies	409,658

	Total Investments(Cost $87,934,888) — 100.1%	88,543,715
	Liabilities in excess of other assets — (0.1)%	(127,197)

	NET ASSETS — 100.0%	$88,416,518

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2011, all such securities in total represented 1.8% of net assets.

(b)	Rate reflects the 7 day effective yield at February 28, 2011.
(c)	Investment in affiliate.
†	Discount Notes. Rate represents effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—61.4%
Federal Farm Credit Bank—4.8%
$1,000,000	5.30%, 10/25/17	$1,137,517
2,000,000	5.30%, 4/6/20	2,202,702
		3,340,219
Federal Home Loan Bank—16.0%
2,955,000	1.15%, 3/13/14	2,926,576
500,000	1.75%, 12/14/12	508,997
2,500,000	2.25%, 9/8/17	2,384,698
2,000,000	5.25%, 6/18/14	2,246,188
2,000,000	5.38%, 8/19/11	2,047,940
1,000,000	5.38%, 5/15/19	1,139,922
		11,254,321
Federal Home Loan Mortgage Corporation—9.2%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,073,264
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,057,153
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,072,034
1,000,000	5.50%, 7/18/16	1,147,188
		6,349,639
Federal National Mortgage Association—9.2%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,052,557
123,181	4.00%, 12/25/29, Series 2003-27 EC	124,692
1,000,000	5.00%, 4/15/15	1,112,491
1,759,284	5.00%, 8/25/30, Series 2003-54 PE	1,797,945
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,164,031
88,348	7.00%, 4/1/20, Pool #253299	101,346
32,088	7.50%, 9/1/29, Pool #252717	37,080
		6,390,142
Government National Mortgage Association—13.5%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,935,416
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,196,913
2,617,619	5.50%, 8/15/35, Pool #644568	2,840,577
103,495	7.00%, 10/15/29, Pool #510559	119,531
35,454	7.50%, 10/15/29, Pool #510534	41,166
93,699	8.00%, 2/15/30, Pool #529127	110,167
1,020	9.00%, 3/15/20, Pool #271741	1,197
		9,244,967
Tennessee Valley Authority—8.7%
3,500,000	6.00%, 3/15/13	3,856,738
2,000,000	7.14%, 5/23/12	2,160,716
		6,017,454
	Total U.S. Government Agency Securities	42,596,742

U.S. Treasury Obligations—15.4%
U.S. Treasury Bonds—0.7%
500,000	4.25%, 5/15/39	481,094

U.S. Treasury Notes—14.5%
5,750,000	1.13%, 12/15/12	5,802,785
500,000	4.13%, 5/15/15	548,516
500,000	4.50%, 5/15/17	555,976
1,000,000	4.75%, 5/15/14	1,111,641
900,000	4.88%, 7/31/11	917,719
1,000,000	5.13%, 5/15/16	1,145,156

U.S. Treasury Strips—0.2%
300,000	5.05%, 11/15/26(a)	150,472

	Total U.S. Treasury Obligations	10,713,359

Corporate Bonds—23.1%
Consumer Staples— 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	285,593

Energy— 1.5%
500,000	Shell International Finance BV, 4.30%, 9/22/19	516,845
500,000	Sunoco, Inc., 5.75%, 1/15/17	528,201
		1,045,046
Financials— 13.3%
500,000	American Express Company, 7.00%, 3/19/18	587,135
500,000	Bank of America Corporation, 6.00%, 9/1/17	539,418
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	554,035
500,000	Citigroup, Inc., 5.00%, 9/15/14	525,751
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	529,800
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	547,767
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	562,444
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	556,134
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	521,106
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	520,203
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	532,893
500,000	MetLife, Inc., 6.82%, 8/15/18	586,808
500,000	Morgan Stanley, 4.75%, 4/1/14	522,769
500,000	Morgan Stanley, 6.63%, 4/1/18	552,720
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	554,199
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	484,180
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	552,509
		9,229,871
Industrials— 4.0%
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	563,917
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	533,687
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	354,827
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	557,278
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	743,920
		2,753,629
Information Technology— 0.8%
500,000	Motorola, Inc., 6.00%, 11/15/17	545,465

Materials— 1.5%
500,000	Alcoa, Inc., 5.87%, 2/23/22	515,495
500,000	Dow Chemical Company, 4.25%, 11/15/20	481,845
		997,340
Telecommunication Services— 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	552,418
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	295,330
		847,748
Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	302,024

	Total Corporate Bonds	16,006,716

Investment Companies—0.2%
104,521	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	104,521

	Total Investment Companies	104,521

	Total Investments(Cost $64,331,864) — 100.1%	69,421,338
	Liabilities in excess of other assets — (0.1)%	(54,694)

	NET ASSETS — 100.0%	$69,366,644

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE STRATEGIC DIVIDEND FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—87.4%
Consumer Discretionary— 3.7%
9,795	McDonald's Corporation	$741,285
19,710	The Home Depot, Inc.	738,534
		1,479,819
Consumer Staples— 8.5%
26,460	Altria Group, Inc.	671,291
18,050	Archer-Daniels-Midland Company	671,099
10,200	Kimberly-Clark Corporation	672,180
23,468	Kraft Foods, Inc.	747,221
9,360	Procter & Gamble Company	590,148
		3,351,939
Energy— 23.4%
17,280	Chesapeake Energy Corporation	615,341
6,245	Chevron Corporation	647,919
4,130	CNOOC, Ltd. ADR	943,044
10,170	ConocoPhillips	791,938
18,495	Enterprise Products Partners, LP	806,382
18,960	Halliburton Company	889,982
9,940	Kinder Morgan Energy Partners, LP	732,081
13,050	National-Oilwell Varco, Inc.	1,038,388
3,865	Occidental Petroleum Corporation	394,114
12,840	Peabody Energy Corporation	840,892
21,720	San Juan Basin Royalty Trust	550,168
10,970	Schlumberger, Ltd.	1,024,817
		9,275,066
Financials— 6.4%
13,920	Allstate Corporation	442,377
17,140	HCP, Inc.	651,320
33,420	People's United Financial, Inc.	440,476
9,600	Plum Creek Timber Company, Inc.	402,816
17,750	Wells Fargo & Company	572,615
		2,509,604
Health Care— 5.7%
11,455	Abbott Laboratories	550,985
23,555	Bristol-Myers Squibb Company	607,955
7,770	Johnson & Johnson	477,389
32,670	Pfizer, Inc.	628,571
		2,264,900
Industrials— 14.4%
8,410	3M Company	775,654
5,620	Fluor Corporation	397,671
29,150	General Electric Company	609,818
9,430	Joy Global, Inc.	918,294
18,130	Pitney Bowes, Inc.	456,513
9,770	Union Pacific Corporation	932,156
5,100	United Parcel Service, Inc., Class B	376,380
7,980	United Technologies Corporation	666,649
15,000	Waste Management, Inc.	555,900
		5,689,035
Information Technology— 0.9%
10,000	Microchip Technology, Inc.	369,100

Materials— 6.0%
18,640	Dow Chemical Company	692,663
17,130	E.I. du Pont de Nemours and Company	939,923
10,370	Monsanto Company	745,499
		2,378,085
Telecommunication Services— 2.8%
20,820	AT&T, Inc.	590,871
13,930	Verizon Communications, Inc.	514,296
		1,105,167
Utilities— 15.6%
40,000	CenterPoint Energy, Inc.	634,400
15,820	Dominion Resources, Inc.	721,867
32,050	Duke Energy Corporation	576,579
26,770	Great Plains Energy, Inc.	513,984
37,800	NiSource, Inc.	724,248
18,355	OGE Energy Corporation	882,875
13,500	ONEOK, Inc.	871,695
13,870	Progress Energy, Inc.	633,998
15,490	Southern Company	590,324
		6,149,970
	Total Common Stocks	34,572,685

Investment Companies—12.3%
18,547	John Hancock Bank and Thrift Opportunity Fund	326,427
3,515,840	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	3,515,840
50,890	Pimco Corporate Opportunity Fund	1,038,156

	Total Investment Companies	4,880,423

	Total Investments(Cost $34,604,223) — 99.7%	39,453,108
	Other assets in excess of liabilities — 0.3%	123,970

	NET ASSETS — 100.0%	$39,577,078

(a)	Investment in affiliate. Represents 8.9% of the net assets as of February 28, 2011.
(b)	Rate reflects the 7 day effective yield at February 28, 2011.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.8%
Consumer Discretionary— 14.8%
1,900	Amazon.com, Inc.(a)	$329,251
6,000	Bed Bath & Beyond, Inc.(a)	288,900
3,000	Carnival Corporation	128,010
3,000	Darden Restaurants, Inc.	141,390
8,000	DIRECTV, Inc., Class A(a)	367,760
30,000	Ford Motor Company(a)	451,500
5,000	Johnson Controls, Inc.	204,000
7,000	Limited Brands, Inc.	224,140
8,000	Macy's, Inc.	191,200
5,000	Mattel, Inc.	125,300
6,000	McDonald's Corporation	454,080
10,000	Newell Rubbermaid, Inc.	193,400
5,000	NIKE, Inc., Class B	445,150
2,000	Polo Ralph Lauren Corporation	253,420
2,300	Ross Stores, Inc.	165,692
7,000	Target Corporation	367,850
11,000	The Home Depot, Inc.	412,170
20,000	The Walt Disney Company	874,800
6,000	Time Warner Cable, Inc., Class A	433,080
8,000	TJX Companies, Inc.	398,960
2,200	VF Corporation	210,474
6,000	Viacom, Inc., Class B	267,960
6,000	Wyndham Worldwide Corporation	187,680
7,000	Yum! Brands, Inc.	352,310
		7,468,477
Consumer Staples— 5.9%
10,000	Coca-Cola Company	639,200
2,500	H.J. Heinz Company	125,550
10,000	Kraft Foods, Inc.	318,400
3,000	McCormick & Company, Inc.	142,950
4,000	PepsiCo, Inc.	253,680
4,000	Procter & Gamble Company	252,200
9,000	Sara Lee Corporation	154,080
2,000	The Estee Lauder Companies, Inc., Class A	188,820
3,000	The Hershey Company	156,960
3,000	The J.M. Smucker Company	206,520
10,000	Wal-Mart Stores, Inc.	519,800
		2,958,160
Energy— 15.8%
5,000	Anadarko Petroleum Corporation	409,150
3,000	Apache Corporation	373,860
5,000	Cameron International Corporation(a)	295,650
10,000	Chevron Corporation	1,037,500
12,000	ConocoPhillips	934,440
3,000	Devon Energy Corporation	274,320
10,000	El Paso Corporation	186,000
18,000	Exxon Mobil Corporation	1,539,540
3,000	FMC Technologies, Inc.(a)	282,150
7,000	Halliburton Company	328,580
3,000	Hess Corporation	261,090
4,000	National-Oilwell Varco, Inc.	318,280
8,000	Occidental Petroleum Corporation	815,760
4,000	Peabody Energy Corporation	261,960
5,000	Rowan Companies, Inc.(a)	213,350
5,000	Schlumberger, Ltd.	467,100
		7,998,730
Financials— 11.7%
3,000	Ace, Ltd.	189,750
6,000	AFLAC, Inc. COM	353,160
4,000	Ameriprise Financial, Inc.	253,280
3,000	Assurant, Inc.	121,890
7,000	Berkshire Hathaway, Inc., Class B(a)	610,960
4,000	Chubb Corporation	242,720
72,000	Citigroup, Inc.(a)	336,960
6,000	Discovery Financial Services	130,500
5,000	HCP, Inc.	190,000
13,000	JPMorgan Chase & Company	606,970
3,500	Loews Corporation	151,375
4,000	PNC Financial Services Group, Inc.	246,800
4,000	Principal Financial Group, Inc.	137,040
4,000	Prudential Financial, Inc.	263,320
1,300	Public Storage	145,925
2,000	The Goldman Sachs Group, Inc.	327,560
8,000	The Travelers Companies, Inc.	479,440
2,500	Torchmark Corporation	163,125
5,000	Unum Group	132,650
26,000	Wells Fargo & Company	838,760
		5,922,185
Health Care— 9.1%
6,000	AmerisourceBergen Corporation	227,460
2,000	Biogen Idec, Inc.(a)	136,800
7,000	Bristol-Myers Squibb Company	180,670
5,000	CIGNA Corporation	210,350
5,000	Coventry Health Care, Inc.(a)	151,000
2,000	DaVita, Inc.(a)	158,740
4,500	Express Scripts, Inc.(a)	252,990
3,000	Humana, Inc.(a)	195,030
4,000	Johnson & Johnson	245,760
3,000	McKesson Corporation	237,840
12,000	Merck & Company, Inc.	390,840
11,000	Mylan, Inc.(a)	251,570
30,000	Pfizer, Inc.	577,200
10,000	UnitedHealth Group, Inc.	425,800
3,000	Varian Medical Systems, Inc.(a)	207,840
2,500	Waters Corporation(a)	207,625
4,500	Watson Pharmaceuticals, Inc.(a)	251,955
4,000	WellPoint, Inc.(a)	265,880
		4,575,350
Industrials— 12.7%
5,000	3M Company	461,150
5,000	Boeing Company	360,050
2,000	Caterpillar, Inc.	205,860
5,000	CSX Corporation	373,300
2,000	Deere & Company	180,300
2,500	Dover Corporation	160,625
2,000	Eaton Corporation	221,560
5,000	Emerson Electric Company	298,300
46,000	General Electric Company	962,320
2,000	Goodrich Corporation	172,460
5,000	Honeywell International, Inc.	289,550
3,000	Northrop Grumman Corporation	200,040
2,000	Parker Hannifin Corporation	178,360
2,000	Precision Castparts Corporation	283,500
5,000	Union Pacific Corporation	477,050
6,000	United Parcel Service, Inc., Class B	442,800
12,000	United Technologies Corporation	1,002,480
1,000	W.W. Grainger, Inc.	133,210
		6,402,915
Information Technology— 20.6%
4,000	Altera Corporation	167,440
3,000	Amphenol Corporation, Class A	172,440
3,000	Analog Devices, Inc.(a)	119,640
4,000	Apple, Inc.(a)	1,412,840
5,000	BMC Software, Inc.(a)	247,500
12,000	Cisco Systems, Inc.(a)	222,720
4,000	Cognizant Technology Solutions Corporation, Class A(a)	307,480
8,000	eBay, Inc.(a)	268,040
12,000	EMC Corporation(a)	326,520
5,000	Fiserv, Inc.(a)	316,350
1,100	Google, Inc., Class A(a)	674,740
25,000	Intel Corporation	536,750
10,400	International Business Machines Corporation	1,683,552
7,000	Jabil Circuit, Inc.	150,010
3,000	KLA-Tencor Corporation	146,460
41,000	Microsoft Corporation	1,089,780
4,000	Novellus Systems, Inc.(a)	159,840
44,000	Oracle Corporation	1,447,600
3,000	SanDisk Corporation(a)	148,800
9,000	Teradyne, Inc.(a)	167,670
9,000	Texas Instruments, Inc.	320,490
18,000	Xerox Corporation	193,500
4,000	Xilinx, Inc.	133,000
		10,413,162
Materials— 3.8%
6,000	Ball Corporation	216,600
2,000	Cliffs Natural Resources, Inc.	194,140
8,000	E.I. du Pont de Nemours and Company	438,960
2,000	Eastman Chemical Company	186,820
3,000	FMC Corporation	232,320
5,000	Freeport-McMoRan Copper & Gold, Inc., Class B	264,750
2,500	PPG Industries, Inc.	220,950
3,000	Sigma-Aldrich Corporation	191,670
		1,946,210
Telecommunication Services— 2.3%
17,000	AT&T, Inc.	482,460
7,000	CenturyTel, Inc.	288,260
10,000	Verizon Communications, Inc.	369,200
		1,139,920
Utilities— 2.1%
12,000	CMS Energy Corporation	231,120
12,000	Duke Energy Corporation	215,880
9,000	NiSource, Inc.	172,440
4,000	Northeast Utilities	136,160
5,000	Southern Company	190,550
7,000	TECO Energy, Inc.	126,770
		1,072,920
	Total Common Stocks	49,898,029

Investment Companies—1.0%
486,336	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	486,336

	Total Investment Companies	486,336

	Total Investments(Cost $38,273,166) — 99.8%	50,384,365
	Other assets in excess of liabilities — 0.2%	117,538

	NET ASSETS — 100.0%	$50,501,903

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.9%
Consumer Discretionary— 17.5%
10,000	Aaron's, Inc.(a)	$235,400
7,000	Advance Auto Parts, Inc.	438,760
17,000	Aeropostale, Inc.(a)	440,980
8,000	American Greetings Corporation, Class A	173,200
9,000	BorgWarner, Inc.(a)	698,490
16,000	Brinker International, Inc.	378,240
3,400	Chipotle Mexican Grill, Inc., Class A(a)	833,000
9,500	Dick's Sporting Goods, Inc.(a)	352,830
18,000	Dollar Tree, Inc.(a)	905,760
10,000	Fossil, Inc.(a)	767,400
9,000	Guess?, Inc.	407,610
8,000	Hanesbrands, Inc.(a)	207,280
8,000	John Wiley & Sons, Inc., Class A	382,480
8,000	Life Time Fitness, Inc.(a)	306,800
2,000	Netflix, Inc.(a)	413,340
5,000	Panera Bread Company, Class A(a)	583,750
21,000	PetSmart, Inc.	858,270
7,000	Phillips-Van Heusen Corporation	420,070
10,000	Rent-A-Center, Inc.	330,600
5,000	Scholastic Corporation	157,000
49,000	Service Corporation International	534,100
16,000	The Cheesecake Factory, Inc.(a)	464,640
9,000	The Timberland Company, Class A(a)	332,460
10,000	Tractor Supply Company	520,700
9,000	Tupperware Brands Corporation	482,850
17,000	ValueClick, Inc.(a)	253,810
7,500	Warnaco Group, Inc.(a)	440,325
13,000	Williams-Sonoma, Inc.	469,170
		12,789,315
Consumer Staples— 3.9%
4,000	Church & Dwight Company, Inc.	301,760
9,000	Corn Products International, Inc.	439,380
15,000	Endo Pharmaceuticals Holdings, Inc.(a)	532,800
6,000	Energizer Holdings, Inc.(a)	400,980
10,000	Hansen Natural Corporation(a)	575,500
4,000	Ralcorp Holdings, Inc.(a)	259,400
8,500	Ruddick Corporation	311,950
		2,821,770
Energy— 7.0%
23,000	Arch Coal, Inc.	771,190
7,000	Atwood Oceanics, Inc.(a)	318,640
8,500	Cimarex Energy Company	987,105
5,000	FMC Technologies, Inc.(a)	470,250
19,000	Forest Oil Corporation(a)	674,310
7,000	Newfield Exploration Company(a)	509,530
7,000	Oceaneering International, Inc.(a)	585,410
10,000	Plains Exploration & Production Company(a)	391,700
13,000r	Southern Union Company	370,760
		5,078,895
Financials— 14.6%
6,500	Affiliated Managers Group, Inc.(a)	693,875
4,500	Alexandria Real Estate Equities, Inc.	360,900
18,000	AMB Property Corporation	654,840
11,000	American Financial Group, Inc.	380,930
24,926	Apollo Investment Corporation	308,335
8,500	BRE Properties, Inc.	403,835
5,000	Cullen/Frost Bankers, Inc.	292,800
2,500	Everest Re Group, Ltd.	221,625
20,000	Fidelity National Financial, Inc., Class A	277,000
11,000	HCC Insurance Holdings, Inc.	342,540
15,000	Hospitality Properties Trust	345,000
8,500	Jefferies Group, Inc.	204,510
4,000	Jones Lang LaSalle, Inc.	393,680
13,000	Liberty Property Trust	439,010
8,000	MSCI, Inc., Class A(a)	284,000
9,000	Nationwide Health Properties, Inc.	384,660
38,000	New York Community Bancorp, Inc.	709,080
18,000	Protective Life Corporation	511,740
10,000	Rayonier, Inc.	613,300
12,000	Realty Income Corporation	431,640
8,500	Reinsurance Group of America, Inc.	513,315
9,000	SL Green Realty Corporation	681,570
12,000	The Macerich Company	607,680
14,000	UDR, Inc.	340,480
9,000	W.R. Berkley Corporation	269,550
		10,665,895
Health Care— 8.9%
13,000	Edwards Lifesciences Corporation(a)	1,105,520
49,000	Health Management Associates, Inc., Class A(a)	490,000
15,000	Henry Schein, Inc.(a)	1,034,700
8,000	IDEXX Laboratories, Inc.(a)	621,600
12,500	LifePoint Hospitals, Inc.(a)	487,250
4,500	Mettler-Toledo International, Inc.(a)	771,165
10,000	Perrigo Company	764,300
14,000	ResMed, Inc.(a)	442,400
17,000	Universal Health Services, Inc., Class B	777,070
		6,494,005
Industrials— 18.0%
14,500	AGCO Corporation(a)	794,310
7,000	Alaska Air Group, Inc.(a)	416,150
18,000	AMETEK, Inc.	755,100
14,000	Arrow Electronics, Inc.(a)	548,800
19,000	BE Aerospace, Inc.(a)	640,680
9,000	Bucyrus International, Inc.	819,540
6,500	Carlisle Companies, Inc.	279,565
3,000	Clean Harbors, Inc.(a)	275,640
9,000	Crane Company	425,160
10,000	Deluxe Corporation	255,500
8,000	Donaldson Company, Inc.	450,400
5,000	Gardner Denver, Inc.	365,700
9,000	Hubbell, Inc., Class B	607,590
11,000	J.B. Hunt Transportation Services, Inc.	457,710
14,000	Joy Global, Inc.(b)	1,363,320
11,000	Kansas City Southern(a)	592,240
22,500	KBR, Inc.	738,000
8,000	Manpower, Inc.	508,000
9,000	MSC Industrial Direct Company, Inc., Class A	568,710
5,000	Polaris Industries, Inc.	377,250
5,000	Regal-Beloit Corporation	364,750
5,000	The Corporate Executive Board Company	200,350
10,000	The Timken Company	487,200
8,500	Thomas & Betts Corporation(a)	470,815
7,000	Wabtec Corporation	397,320
		13,159,800
Information Technology— 11.1%
7,000	Alliance Data Systems Corporation(a)	551,180
5,000	ANSYS, Inc.(a)	281,600
19,000	Avnet, Inc.(a)	649,990
14,000	Broadridge Financial Solutions, Inc.	320,880
7,000	FactSet Research Systems, Inc.	734,160
9,000	Fairchild Semiconductor International, Inc.(a)	158,490
12,000	Gartner, Inc.(a)	452,640
7,000	International Rectifier Corporation(a)	224,980
16,000	Lam Research Corporation(a)	878,400
6,500	Plantronics, Inc.	226,785
12,000	Quest Software, Inc.(a)	321,480
45,000	RF Micro Devices, Inc.(a)	337,500
7,000	Rovi Corporation(a)	387,940
11,000	Skyworks Solutions, Inc.(a)	395,340
17,000	Synopsys, Inc.(a)	471,240
9,000	Tech Data Corporation(a)	446,220
14,000	TIBCO Software, Inc.(a)	344,680
8,000	Trimble Navigation, Ltd.(a)	393,200
28,000	Vishay Intertechnology, Inc.(a)	488,600
		8,065,305
Materials— 9.1%
14,000	Albemarle Corporation	805,840
6,500	AptarGroup, Inc.	313,105
13,000	Ashland, Inc.	731,900
12,000	Cabot Corporation	519,120
5,000	Cytec Industries, Inc.	284,150
3,000	Greif, Inc., Class A	193,980
8,000	Lubrizol Corporation	870,960
2,000	NewMarket Corporation	256,220
5,000	Reliance Steel & Aluminum Company	276,650
3,000	Rock-Tenn Company, Class A	205,950
8,500	Silgan Holdings, Inc.	310,080
12,500	Sonoco Products Company	451,000
22,000	Temple-Inland, Inc.	514,580
23,000	The Valspar Corporation	874,460
		6,607,995
Telecommunication Services— 0.5%
20,000	TW Telecom, Inc.(a)	372,000

Utilities— 5.3%
11,000	Alliant Energy Corporation	433,180
6,000	Cleco Corporation	194,100
7,000	Energen Corporation	427,700
4,000	IDACORP, Inc.	150,960
10,400	National Fuel Gas Company	758,160
10,500	NSTAR	474,075
14,000	OGE Energy Corporation	673,400
21,000	Questar Corporation	375,270
13,000	UGI Corporation	414,570
		3,901,415
	Total Common Stocks	69,956,395

Investment Companies—4.0%
7,000	Midcap SPDR Trust Series 1	1,228,290
1,674,015	Performance Money Market Fund, Institutional Class, 0.03%(c)(d)	1,674,015

	Total Investment Companies	2,902,305

Securities Purchased With Cash Collateral Received From Securities on Loan—1.6%
Time Deposits— 1.6%
1,000,000	Bank of Nova Scotia, 0.12%, 3/1/11	1,000,000
152,000	Credit Agricole Corporate & Investment Bank, 0.16%, 3/1/11	152,000

	Total Securities Purchased With Cash Collateral Received From Securities on Loan	1,152,000

	Total Investments(Cost $53,588,486) — 101.5%	74,010,700
	Liabilities in excess of other assets — (1.5)%	(1,073,859)

	NET ASSETS — 100.0%	$72,936,841

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of February 28, 2011.
(c)	Investment in affiliate. Represents 2.3% of the net assets as of February 28, 2011.
(d)	Rate reflects the 7 day effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
February 28, 2011
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.3%
Consumer Discretionary— 13.4%
16,000	DIRECTV, Inc., Class A(a)	$735,520
3,500	Netflix, Inc.(a)	723,345
26,000	The Timberland Company, Class A(a)	960,440
12,000	Time Warner Cable, Inc., Class A	866,160
43,000	ValueClick, Inc.(a)	641,990
		3,927,455
Consumer Staples— 5.4%
21,000	Starbucks Corporation	692,580
15,000	Whole Foods Market, Inc.	878,400
		1,570,980
Energy— 2.7%
11,000	Newfield Exploration Company(a)	800,690

Financials— 2.7%
32,000	CB Richard Ellis Group, Inc., Class A(a)	801,280

Health Care— 7.6%
23,000	Coventry Health Care, Inc.(a)	694,600
9,000	Edwards Lifesciences Corporation(a)	765,360
10,000	Perrigo Company	764,300
		2,224,260
Industrials— 26.5%
17,000	Crane Company	803,080
7,000	Cummins, Inc.	707,840
9,000	Deere & Company	811,350
11,000	Dover Corporation	706,750
11,000	Gardner Denver, Inc.	804,540
9,000	Goodrich Corporation	776,070
8,000	Nordson Corporation	871,280
9,000	Parker Hannifin Corporation	802,620
9,000	Polaris Industries, Inc.	679,050
9,000	Rockwell Automation, Inc.	789,570
		7,752,150
Information Technology— 26.1%
20,000	Altera Corporation	837,200
2,300	Apple, Inc.(a)	812,383
17,000	Autodesk, Inc.(a)	714,850
8,000	FactSet Research Systems, Inc.	839,040
16,000	Informatica Corporation(a)	752,160
15,000	MICROS Systems, Inc.(a)	714,600
13,000	NetApp, Inc.(a)	671,580
23,000	Oracle Corporation	756,700
21,000	Skyworks Solutions, Inc.(a)	754,740
32,000	TIBCO Software, Inc.(a)	787,840
		7,641,093
Materials— 8.1%
14,000	Albemarle Corporation	805,840
14,000	E.I. du Pont de Nemours and Company	768,180
21,000	The Valspar Corporation	798,420
		2,372,440
Telecommunication Services— 2.8%
56,000	MetroPCS Communications, Inc.(a)	806,400

	Total Common Stocks	27,896,748

Investment Companies—4.4%
1,298,235	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,298,235

	Total Investment Companies	1,298,235

	Total Investments(Cost $21,512,273) — 99.7%	29,194,983
	Other assets in excess of liabilities — 0.3%	83,666

	NET ASSETS — 100.0%	$29,278,649

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at February 28, 2011.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of portfolio Investments

At February 28, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income purposes were as follows:

	Tax	Tax	Tax	Net Tax Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
Short-Term Governement Income Fund	$87,934,888	$855,042	$(246,215)	$608,827
Intermediate Term Income Fund	64,331,864	5,277,129	(187,655)	5,089,474
Large Cap Equity Fund	38,275,247	12,420,716	(311,598)	12,109,118
Mid Cap Equity Fund	53,588,489	20,558,767	(136,556)	20,422,211
Leaders Equity Fund	21,512,273	7,759,785	(77,075)	7,682,710
Strategic Dividend Fund	33,944,807	8,252,001	(2,743,700)	5,508,301

Securities Valuation:

The Performance Funds Trust (the “Trust” or collectively, the “Funds” and individually, a “Fund”) records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the ‘‘Board’’). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended February 28, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$-	$220,482,450	$220,482,450
Commercial Paper	-	176,478,061	176,478,061
U.S. Treasury Obligations	-	124,995,926	124,995,926
Repurchase Agreements	-	17,925,899	17,925,899
Securites Purchased with Cash Collateral
Received From Securities on Loan	-	170,340,000	170,340,000
Total	-	710,222,336	710,222,336
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	-	126,984,275	126,984,275
Investment Companies	657,478	-	657,478
Total	657,478	126,984,275	127,641,753
The Short Term Government Income Fund
U.S. Government Agency Securities	-	73,743,199	73,743,199
Corporate Bonds	-	5,891,200	5,891,200
U.S. Treasury Obligations	-	8,499,658	8,499,658
Investment Companies	409,658	-	409,658
Total	409,658	88,134,057	88,543,715
The Intermediate Term Income Fund
U.S. Government Agency Securities	-	42,596,742	42,596,742
U.S. Treasury Obligations	-	10,713,359	10,713,359
Corporate Bonds	-	16,006,716	16,006,716
Investment Companies	104,521	-	104,521
Total	104,521	69,316,817	69,421,338
The Strategic Dividend Fund
Common Stocks	34,572,685	-	34,572,685
Investment Companies	4,880,423	-	4,880,423
Total	39,453,108	-	39,453,108
The Large Cap Equity Fund
Common Stocks	49,898,029	-	49,898,029
Investment Companies	486,336	-	486,336
Total	50,384,365	-	50,384,365
The Mid Cap Equity Fund
Common Stocks	69,956,395	-	69,956,395
Investment Companies	2,902,305	-	2,902,305
Securites Purchased with Cash Collateral
Received From Securities on Loan	-	1,152,000	1,152,000
Total	72,858,700	1,152,000	74,010,700
The Leaders Equity Fund
Common Stocks	27,896,748	-	27,896,748
Investment Companies	1,298,235	-	1,298,235
Total	29,194,983	-	29,194,983

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of February 28, 2011.

Affiliated Transactions:
A summary of each Fund's investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended February 28, 2011 is noted below:

Fund	Fair Value 5/31/10	Purchases	Sales	Fair Value 02/28/11	Income
The Short Term Government Income Fund	$1,789,278	$28,298,925	$(29,678,545)	$409,658	$665
The Intermediate Term Income Fund	523,317	16,340,563	(16,759,359)	104,521	208
The Strategic Dividend Fund	111,822	11,299,722	(7,895,704)	3,515,840	753
The Large Cap Equity Fund	1,527,667	5,120,780	(6,162,111)	486,336	355
The Mid Cap Equity Fund	2,605,999	16,245,798	(17,177,782)	1,674,015	480
The Leaders Equity Fund	1,000,935	4,966,607	(4,669,307)	1,298,235	190

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Performance Funds Trust

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date 04/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date 04/26/2011

By (Signature and Title)* /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 04/26/2011

* Print the name and title of each signing officer under his or her signature.